DISPOSITION OF NUCLEAR OPERATIONS - Disposition Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended												9 Months Ended	12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015 [2]	Sep. 30, 2015	Jun. 30, 2015 [2]	Mar. 31, 2015 [2]	Sep. 30, 2015 [2]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Loss on net assets sold	$ 345,400									$ 628,300					$ 973,651
Intangible assets impairment															79,100
Loss on net assets sold and intangible assets impairment	(148,148)	[1]	$ 0		$ 0		$ 0		$ (345,371)		$ 0	$ 0	$ (707,380)	$ 148,148	1,052,751	$ 0
Goodwill impairment	$ 655,000								$ 0	$ 453,100	$ 0	$ 0	$ 453,100	$ 0	453,100	$ 0
Asset impairment, pre-tax charge															$ 1,505,851

[1]	we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[2]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).